SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Deferred tax assets
Net operating losses	$ 1,259,148	$ 396,202
Right of use asset/liability	27,728	18,114
Allowance and reserves	1,862
Total gross deferred tax assets	1,288,738	414,316
Less: valuation allowance	(868,535)	(292,160)
Total deferred tax assets	420,203	122,156
Deferred tax liabilities
Depreciation of fixed assets	(420,203)	(122,156)
Total deferred tax liabilities	(420,203)	(122,156)
Net deferred tax assets